Financial Risk Management - Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives held for trading
Outflows	₩ 131,630	₩ 133,293	₩ 102,924
Inflow		1,015
Derivatives settled gross
Outflow	2,923,663	1,976,432	2,994,649
Inflow	3,489,782	2,849,368	3,258,353
Less than 1 year [member]
Derivatives held for trading
Outflows	0	0	0
Derivatives settled gross
Outflow	1,326,759	741,140	472,005
Inflow	1,550,061	614,066	550,478
1-5 years [member]
Derivatives held for trading
Outflows	131,630	133,293	101,994
Derivatives settled gross
Outflow	1,570,621	1,227,166	2,493,858
Inflow	1,900,720	2,198,958	2,670,002
More than 5 years [member]
Derivatives held for trading
Outflows	0	0	930
Inflow		1,015
Derivatives settled gross
Outflow	26,283	8,126	28,786
Inflow	₩ 39,001	₩ 36,344	₩ 37,873